Derivative financial instruments - Notional amounts and fair values of derivatives outstanding (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Total derivative assets
Derivative assets	$ 220,597	$ 211,993
Total derivative liabilities
Derivative liabilities	417	0
Not Designated as Hedging Instrument | Interest rate contracts | Cash Flow Hedging
Total derivative assets
Derivative assets, notional amount	1,575,000	1,727,500
Derivative assets	65,883	76,639
Designated as Hedging Instrument | Interest rate contracts | Cash Flow Hedging
Total derivative assets
Derivative assets, notional amount	4,475,000	3,641,000
Derivative assets	154,714	135,354
Total derivative liabilities
Derivative liabilities, notional amount	150,000	0
Derivative liabilities	$ 417	$ 0